The Victory Portfolios

                        Gradison Government Reserves Fund
                                  Trust Shares
                       Supplement dated September 13, 2001
                      To the Prospectus dated July 1, 2001


      Due to the extraordinary events of September 11, 2001, beginning September 13, 2001 and continuing until the New York Stock Exchange reopens, the definition of business day in the Share Price section is changed as follows:

      A business day is a day on which the Federal Reserve Bank of Cleveland is open.

                             The Victory Portfolios

                        Gradison Government Reserves Fund
                                 Class G Shares
                     Supplement dated September 13, 2001
                  To the Prospectus dated February 27, 2001


      Due to the extraordinary events of September 11, 2001, beginning September 13, 2001 and continuing until the New York Stock Exchange reopens, the definition of business day in the Share Price section is changed as follows:

      A business day is a day on which the Federal Reserve Bank of Cleveland is open.

                             The Victory Portfolios

                        U.S. Government Obligations Fund
                             Prime Obligations Fund
                             Financial Reserves Fund
                           Tax-Free Money Market Fund
                        Ohio Municipal Money Market Fund

                       Supplement dated September 13, 2001
                    To the Prospectus dated February 27, 2001


      Due to the extraordinary events of September 11, 2001, beginning September 13, 2001 and continuing until the New York Stock Exchange reopens, the definition of business day in the Share Price section is changed as follows:

      A business day is a day on which the Federal Reserve Bank of Cleveland is open.

                             The Victory Portfolios

                            Federal Money Market Fund
                         Institutional Money Market Fund

                       Supplement dated September 13, 2001
                    To the Prospectus dated February 27, 2001


      Due to the extraordinary events of September 11, 2001, beginning September 13, 2001 and continuing until the New York Stock Exchange reopens, the definition of business day in the Share Price section is changed as follows:

      A business day is a day on which the Federal Reserve Bank of Cleveland is open.